Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Series A Preferred Stock	Series B Preferred Stock	Common Stock [Member	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Beginning balance, shares at Dec. 31, 2018			138,553,655
Beginning balance, value at Dec. 31, 2018			$ 138,554	$ 52,254,286	$ (45,457,207)	$ (153,254)	$ 6,782,379
Net loss					(4,591,274)		(4,591,274)
Change in foreign currency translation						55,694	55,694
Issuance of Series A preferred stock in connection with sales made under private offerings, shares	925,000
Issuance of Series A preferred stock in connection with sales made under private offerings, value	$ 925			410,226			411,151
Issuance of common stock in connection with sales of Series A preferred stock, shares			4,625,000
Issuance of common stock in connection with sales of Series A preferred stock, value			$ 4,625	509,224			513,849
Beneficial conversion feature related to preferred stock				231,050			231,050
Deemed dividend on conversion of convertible preferred stock to common stock				(231,050)			(231,050)
Accretion of Series A preferred stock				509,849			509,849
Deemed dividend on accretion of Series A preferred stock				(509,849)			(509,849)
Issuance of common stock in connection with sales made under private offerings, shares			5,450,000
Issuance of common stock in connection with sales made under private offerings, value			$ 5,450	539,550			545,000
Issuance of common stock in exchange for consulting, professional and other services, shares			3,877,516
Issuance of common stock in exchange for consulting, professional and other services, value			$ 3,877	774,534			778,411
Issuance of common stock in lieu of cash for accounts payable, loans payable and other accrued obligations, shares			1,707,690
Issuance of common stock in lieu of cash for accounts payable, loans payable and other accrued obligations, value			$ 1,708	587,732			589,440
Issuance of common stock in connection with the issuance of convertible notes, shares			160,260
Issuance of common stock in connection with the issuance of convertible notes, value			$ 160	32,258			32,418
Issuance of common stock in connection with the amendment of terms of promissory notes, shares			800,000
Issuance of common stock in connection with the amendment of terms of promissory notes, value			$ 800	219,200			220,000
Conversion of convertible notes and accrued interest into common stock, shares			12,208,686
Conversion of convertible notes and accrued interest into common stock, value			$ 12,209	2,775,990			2,788,199
Recognition of beneficial conversion features related to convertible notes				51,730			51,730
Ending balance, shares at Dec. 31, 2019	925,000		167,382,807
Ending balance, value at Dec. 31, 2019	$ 925		$ 167,383	58,154,730	(50,048,481)	(97,560)	8,176,997
Net loss					(5,743,433)		(5,743,433)
Change in foreign currency translation						58,226	58,226
Exchange of Series A preferred stock for Series B preferred stock, shares	(925,000)	1,202,500
Exchange of Series A preferred stock for Series B preferred stock, value	$ (925)	$ 1,202		(277)
Accretion of Series B preferred stock				277,500			277,500
Deemed dividend on accretion of Series B preferred stock				(277,500)			(277,500)
Issuance of Series B preferred stock with common stock in connection with sales made under private offerings, shares		483,500
Issuance of Series B preferred stock with common stock in connection with sales made under private offerings, value		$ 484		483,016			483,500
Exchange of convertible notes and accrued interest for Series B preferred stock, shares		3,939,884
Exchange of convertible notes and accrued interest for Series B preferred stock, value		$ 3,940		3,935,944			3,939,884
Issuance of common stock as compensation to employees, officers and/or directors, shares			420,000
Issuance of common stock as compensation to employees, officers and/or directors, value			$ 420	35,180			35,600
Issuance of common stock in exchange for consulting, professional and other services, shares			6,487,706
Issuance of common stock in exchange for consulting, professional and other services, value			$ 6,488	572,157			578,645
Issuance of common stock in lieu of cash for accounts payable, loans payable and other accrued obligations, shares			500,000
Issuance of common stock in lieu of cash for accounts payable, loans payable and other accrued obligations, value			$ 500	49,500			50,000
Issuance of common stock in connection with the issuance of convertible notes, shares			10,869,677
Issuance of common stock in connection with the issuance of convertible notes, value			$ 10,870	725,144			736,014
Issuance of common stock warrants in connection with the issuance of convertible notes				63,991			63,991
Conversion of convertible notes and accrued interest into common stock, shares			2,694,092
Conversion of convertible notes and accrued interest into common stock, value			$ 2,694	107,743			110,437
Recognition of beneficial conversion features related to convertible notes				107,621			107,621
Ending balance, shares at Dec. 31, 2020		5,625,884	188,354,282
Ending balance, value at Dec. 31, 2020		$ 5,626	$ 188,355	$ 64,234,749	$ (55,791,914)	$ (39,334)	$ 8,597,482